TAXATION (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
Pre-tax income (loss) from domestic (PRC) entities		¥ 5,669,944	¥ (75,910,255)	¥ (119,224,998)
Pre-tax income (loss) from foreign (non-PRC) entities		778,156,851	(15,323,525)	(31,760,887)
Income (loss) before income taxes	$ 121,002,006	783,826,795	(91,233,780)	(150,985,885)
Current income tax expense
Domestic (PRC) entities		1,408,703	1,911,657	1,228,145
Total		1,408,703	1,911,657	1,228,145
Income tax expense (excluding withholding tax)
Domestic (PRC) entities		1,408,703	1,911,657	1,228,145
Withholding tax
Foreign (non-PRC) entities		86,079,287
Total income tax expense	$ 13,505,818	¥ 87,487,990	¥ 1,911,657	¥ 1,228,145